Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Current:
Other current assets		CAD 19
Long-term:
Deferred income tax assets	CAD 1,213	1,610
Deferred income tax liabilities	(60)	(206)
Net deferred income tax assets	CAD 1,153	CAD 1,423